COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.   COMMITMENTS AND CONTINGENCIES

Contingencies

In measuring the credit risk of guarantee services to automobile purchasers, the Company primarily reflects the “probability of default” by the automobile purchasers on its contractual obligations and considers the current financial position of the automobile purchasers and its likely future development.

The Company manages the credit risk of automobile purchasers by performing preliminary credit checks of each automobile purchaser and ongoing monitoring every month. By using the current credit loss model, management is of the opinion that the Company is bearing the credit risk to repay the principal and interests to the financial institutions if automobile purchasers’ default on their payments for more than three months. Management also periodically re-evaluates probability of default of automobile purchasers to make adjustments in the allowance, when necessary, as the Company is the guarantor of the loans.

Purchase commitments

On February 22, 2021, the Company entered into one purchase contract with an automobile dealer to purchase a total of 200 automobiles for the amount of approximately $3.2 million. Pursuant to the contract, the Company required to purchase 100 automobiles in cash with the amount of approximately $1.6 million. The remaining 100 automobiles purchase commitment with the amount of approximately $1.6 million shall be completed with financing option through the dealer’s designated financial institutions. As of the date of filing of this unaudited condensed consolidated financial statements, 100 automobiles of the contract signed in February 2021 have been purchased in cash and delivered to us. As the Company are in process of getting approval from the dealer’s designated financial institutions in financing the 100 automobiles’ purchase, there is no clear timing schedule for completing the remaining purchase commitment with this automobile dealer. However, the Company expects the purchase to be completed by June 30, 2023.

On September 23, 2022, the Company entered into a purchase contract with an automobile dealer to purchase a total of 100 automobiles for the amount of approximately $1.5 million. As of the date of filing of this unaudited condensed consolidated financial statements, the Company has remit approximately $0.7 million as purchase prepayments, and expect to fulfill the purchase commitment before March 31, 2023.

Contingent liabilities for automobile purchasers

Historically, most of the automobile purchasers would pay the Company their previous defaulted amounts within one to three months. In December 2019, a novel strain of coronavirus, or COVID-19, surfaced and it has spread rapidly to many parts of China and other parts of the world, including the United States. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Because substantially all of the Company’s operations are conducted in China, the COVID-19 outbreak has materially and adversely affected, and may continue to affect, the Company’s business operations, financial condition and operating results for 2021 and 2022, including but not limited to decrease in revenues, slower collection of accounts receivables and additional allowance for doubtful accounts. Some of the Company’s customers exited the ride-hailing business and rendered their automobiles to the Company for sublease or sale to generate income or proceeds to cover payments owed to financial institutions and the Company. For the nine months ended December 31, 2022 and 2021, the Company recognized an estimated provision loss of approximately $7,284 and $15,005, respectively, for drivers who exited the ride-hailing business were not able to make the monthly payments from continuing operations. For the nine months ended December 31, 2021, the Company recognized an estimated provision loss of approximately $11,140, for the guarantee services for drivers who exited the ride-hailing business were not able to make the monthly payments from discontinued operations.

As of December 31, 2022, the maximum contingent liabilities Hunan Ruixi would be exposed to was approximately $47,000, assuming all the automobile purchasers were in default. Automobiles are used as collateral to secure the payment obligations of the automobile purchasers under the financing agreements. The Company estimated the fair market value of the collateral to be approximately $1,900 as of December 31, 2022, based on the market price and the useful life of such collateral, which represents approximately 4.1% of the maximum contingent liabilities.

Contingent liability of Jinkailong

As the Company holds 35% of equity interest of Jinkailong through Hunan Ruixi, and has not make any consideration towards to the investment. In accordance with PRC’s company registry compliance, the Company will subject to the maximum amount of RMB3.5 million (approximately $507,000) of which is equivalent to 35% of liabilities in case Jinkailong is liquidated.

As of December 31, 2022, the maximum contingent liabilities of Jinkailong, the Company’s equity investee company and former VIE, would be exposed to was approximately $4.8 million, assuming all the automobile purchasers were in default. Automobiles are used as collateral to secure the payment obligations of the automobile purchasers under the financing agreements. Jinkailong estimated the fair market value of the collateral to be approximately $2.8 million as of December 31, 2022, based on the market price and the useful life of such collateral, which represents approximately 59% of the maximum contingent liabilities. Meanwhile, approximately $3.5 million, including interests of approximately $281,000, due to financial institutions, of all the automobile purchases Jinkailong serviced were past due mainly due to the COVID-19 pandemic in China in prior years.

Besides, as of December 31, 2022, due to Jinkailong has undertaken the joint and several liability guarantee for all loans of Langyue Automobile Service Co., Ltd. from Chengdu Industrial Impawn Co., Ltd (“Impawn”) for certain historical business, Jinkailong may be required to pay all the outstanding balance of approximately $882,000 to Impawn in the future.

From time to time, the Company and its equity investee company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. The total amount of reasonable possible losses with the respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

19.   COMMITMENTS AND CONTINGENCIES

Contingencies

In measuring the credit risk of guarantee services to automobile purchasers, the Company primarily reflects the “probability of default” by the automobile purchasers on its contractual obligations and considers the current financial position of the automobile purchasers and its likely future development.

The Company manages the credit risk of automobile purchasers by performing preliminary credit checks of each automobile purchaser and ongoing monitoring every month. By using the current credit loss model, management is of the opinion that the Company is bearing the credit risk to repay the principal and interests to the financial institutions if automobile purchasers default on their payments for more than three months. Management also periodically re-evaluates probability of default of automobile purchasers to make adjustments in the allowance, when necessary, as the Company is the guarantor of the loans.

Contingent liabilities for automobile purchasers

Historically, most of the automobile purchasers would pay the Company their previous defaulted amounts within one to three months. In December 2019, a novel strain of coronavirus, or COVID-19, surfaced and it has spread rapidly to many parts of China and other parts of the world, including the United States. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Because substantially all of the Company’s operations are conducted in China, the COVID-19 outbreak has materially and adversely affected, and may continue to affect, the Company’s business operations, financial condition and operating results for 2021 and 2022, including but not limited to decrease in revenues, slower collection of accounts receivables and additional allowance for doubtful accounts. Some of the Company’s customers exited the ride-hailing business and rendered their automobiles to the Company for sublease or sale to generate income or proceeds to cover payments owed to financial institutions and the Company. For the years ended March 31, 2022 and 2021, the Company recognized an estimated provision loss of approximately $8,000 and $40,504, respectively, for drivers who exited the ride-hailing business were not able to make the monthly payments from continuing operations. For the years ended March 31, 2022 and 2021, the Company recognized an estimated provision loss of approximately $716 and $158,100, respectively, for the guarantee services for drivers who exited the ride-hailing business were not able to make the monthly payments from discontinued operations.

As of March 31, 2022, the maximum contingent liabilities Hunan Ruixi would be exposed to was approximately $0.8 million, assuming all the automobile purchasers were in default. Automobiles are used as collateral to secure the payment obligations of the automobile purchasers under the financing agreements. The Company estimated the fair market value of the collateral to be approximately $0.7 million as of March 31, 2022, based on the market price and the useful life of such collateral, which represents approximately 90% of the maximum contingent liabilities.

Contingent liability of Jinkailong

As of March 31, 2022, the maximum contingent liabilities of Jinkailong, the Company’s equity investee company and former VIE, would be exposed to was approximately $6.3 million, assuming all the automobile purchasers were in default. Automobiles are used as collateral to secure the payment obligations of the automobile purchasers under the financing agreements. Jinkailong estimated the fair market value of the collateral to be approximately $4.2 million as of March 31, 2022, based on the market price and the useful life of such collateral, which represents approximately 66% of the maximum contingent liabilities. Meanwhile, approximately $4.8 million, including interests of approximately $286,000, due to financial institutions, of all the automobile purchases Jinkailong serviced were past due mainly due to the COVID-19 pandemic in China in prior years.

On May 25, 2018, Chengdu Industrial Impawn Co., Ltd (“Impawn”) signed a pledge and pawn contract (the “Master Contact”) with Langyue, pursuant to which, Impawn shall provide loans to Langyue up to RMB20 million (approximately $2.9 million). In connection with the Master Contract, Jinkailong entered into a guaranty with Impawn and agreed to provide guarantee on all the payments (including principal, interests, compensations and other expenses) of Langyue jointly and severally with seven other guarantors, one of which is a shareholder of Jinkailong. Langyue used RMB7,019,652 (approximately $1,003,000) of the loans from Impawn and re-loaned it to automobile purchasers referred by Jinkailong from June 2018 to September 2018, which were also guaranteed by Jinkailong.

Langyue did not pay Impawn the monthly installment of June 2020 timely. In July 2020, Impawn sent the Collection Letter and Notice to Langyue to demand payment of the interest and penalty of RMB100,300 (approximately $14,330). On September 18, 2020, Impawn initiated a legal action with the People’s Court of Sichuan Pilot Free Trade Zone (the “Court”) for an order to collect and enforce the repayment of the total outstanding principal, interest and penalty for an aggregate of RMB9,992,728 (approximately $1,428,000) and other expenses by freezing all bank accounts of Langyue and all related guarantors. On October 14, 2020, the cash in the bank accounts of Jinkailong, totaling RMB175,335 (approximately $25,050) was frozen by the Court and became restricted cash accordingly. On January 7, 2021, frozen bank account mentioned above has been fully released.

On December 24, 2020, Jinkailong, a shareholder of Jinkailong and Impawn signed a settlement agreement (“Settlement Agreement”). Impawn agreed to release the pledge of Jinkailong’s 75 automobiles, provided that Jinkailong and such shareholder repay an aggregate of RMB4,026,594 (approximately $635,000) in monthly installments over 35 months. In addition, upon the initial payment of RMB600,000 (approximately $94,000) by Jinkailong and such shareholder, Impawn will request the court to release the frozen bank accounts of Jinkailong. The Settlement Agreement further provided that it did not release the guarantee obligations of Jinkailong and in the event Langyue’s loan was not fully repaid at the end of the 35 months, Impawn reserved the right to pursue further actions against Jinkailong and such shareholder for the outstanding balance of the loan. As of March 31, 2022, the original maximum contingent liabilities related to the loans from Langyue to automobile purchasers which Jinkailong would be exposed to was approximately RMB350,000 (approximately $55,000), which has been included in the amount of contingent liabilities of automobile purchasers as mentioned above. Jinkailong will collect monthly installment payments from online ride-hailing drivers who lease those 75 automobiles to repay for the remaining balance of Impawns and recognize guarantee expenses if any. However, as Jinkailong has undertaken the joint and several liability guarantee for all of Langyue’s loans from Impawn, Jinkailong may be required to pay all the outstanding balance of approximately $1,032,000 to Impawn in the future.

As the Company holds 35% of equity interest of Jinkailong through Hunan Ruixi, and has not make any consideration towards to the investment. In accordance with PRC’s company registry compliance, the Company will subject to the maximum amount of RMB3.5 million (approximately $570,000) of which is equivalent to 35% of liabilities in case Jinkailong is liquidated.

From time to time, the Company and its equity investee company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. The total amount of reasonable possible losses with the respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.